CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	3 Months Ended										12 Months Ended
	Mar. 31, 2016		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Revenues:
Net premiums earned	$ 2,354,610					$ 1,334,000					$ 8,226,425		$ 5,895,070	$ 6,309,521
Net investment income	205,886					208,513					872,370		918,625	957,716
Realized investment gains (losses):
Total net realized gains (losses) on investments, and net unrealized gains (losses) on investments, Trading - Life Funds Withheld Assets	92,750					52,891					202,178		107,462	87,777
Net realized and unrealized gains (losses) on derivative instruments	(3,622)					16,521					53,123		29,886	7,798
Income (loss) from investment fund affiliates	(4,579)					35,329					73,320		95,816	138,391
Fee income and other	8,262					4,728					33,201		43,630	40,031
Total revenues	2,417,227					1,422,615					9,308,926		6,602,267	7,541,234
Expenses:
Net losses and loss expenses incurred	1,382,485					769,827					4,766,200		3,258,393	3,731,464
Claims and policy benefits	4,937					19,387					115,997		242,963	465,702
Acquisition costs	403,267	[1]				153,696					1,317,448	[2]	738,118	909,323
Operating expenses	515,381					325,656					1,966,939		1,341,315	1,213,178
Foreign exchange (gains) losses	(33,819)					27,390					22,504		(37,568)	(28,243)
Loss on sale of life reinsurance subsidiary	0					0					0		666,423	0
Extinguishment of debt											5,592		0	0
Interest expense	52,303					51,438					205,215		134,106	155,462
Total expenses	2,324,554					1,347,394					8,399,895		6,343,750	6,446,886
Income (loss) before income tax and income (loss) from operating affiliates	92,673					75,221					909,031		258,517	1,094,348
Income (loss) from operating affiliates	12,650					22,668					44,740		107,218	119,804
Gain on sale of operating affiliate	0					0					340,407		0	0
Provision (benefit) for income tax	22,295					24,218					(19,161)		96,897	77,505
Net income (loss)	83,028					73,671					1,313,339		268,838	1,136,647
Non-controlling interests	61,143					37,390					106,187		80,498	76,731
Net income (loss) attributable to ordinary shareholders	$ 21,885					$ 36,281					$ 1,207,152		$ 188,340	$ 1,059,916
Weighted average ordinary shares outstanding - basic (in thousands of shares)	291,969					255,724					286,194		267,103	287,801
Weighted average ordinary shares and ordinary share equivalents outstanding - diluted (in shares)	296,666					260,704					290,999		271,527	292,069
Earnings (loss) per ordinary share and ordinary share equivalent - basic (in dollars per share)	$ 0.07		$ 0.77	$ 0.09	$ 3.16	$ 0.14	$ 0.54	$ 0.27	$ (1.03)	$ 0.93	$ 4.22		$ 0.71	$ 3.68
Earnings (loss) per ordinary share and ordinary share equivalent - diluted (in dollars per share)	$ 0.07		$ 0.76	$ 0.09	$ 3.11	$ 0.14	$ 0.53	$ 0.27	$ (1.03)	$ 0.91	$ 4.15		$ 0.69	$ 3.63
Excluding Life Funds Withheld Assets
Revenues:
Net investment income	$ 164,326					$ 158,094					$ 684,881		$ 789,050	$ 957,716
Realized investment gains (losses):
Net realized gains (losses) on investments sold	11,164					15,178					102,957		158,733	104,076
Other-than-temporary impairments (OTTI) on investments	(19,582)					(10,515)					(81,987)		(33,508)	(10,266)
OTTI on investments transferred to (from) other comprehensive income	2					(61)					(973)		(2,234)	(6,033)
Total net realized gains (losses) on investments, and net unrealized gains (losses) on investments, Trading - Life Funds Withheld Assets	(8,416)					4,602					19,997		122,991	87,777
Life Funds Withheld Assets
Revenues:
Net investment income	41,560					50,419					187,489		129,575	0
Realized investment gains (losses):
Net realized gains (losses) on investments sold	34,416					52,738					223,272		5,067	0
Other-than-temporary impairments (OTTI) on investments	(2,346)					(5,209)					(13,357)		(20,587)	0
Net unrealized gains (losses) on investments, trading securities	69,096					760					(27,734)		(9)	0
Total net realized gains (losses) on investments, and net unrealized gains (losses) on investments, Trading - Life Funds Withheld Assets	101,166					48,289
Net realized and unrealized gains (losses) on derivative instruments	$ (236,080)					$ (229,367)					$ (151,691)		$ (488,222)	$ 0

[1]	The Company has reflected the amortization of certain fair value adjustments recorded in conjunction with the Catlin Acquisition within the respective segments.
[2]	The Company has reflected the amortization of certain fair value adjustments recorded in conjunction with the Catlin Acquisition within the respective segments.